Significant Accounting Policies - Forge information's (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	1 Months Ended
	Nov. 30, 2025	Dec. 31, 2025	Mar. 31, 2025
Significant Accounting Policies
PIPE capital commitment from a single investor	$ 100,000
Trust account	$ 240,000
Redemption rate (in percent)	100.00%
Target series D equity financing			$ 100,000
Forge Battery Project Finance
Significant Accounting Policies
Debt instrument maximum amount		$ 275,000